Annual Total Returns - Fidelity Freedom® 2005 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2005 Fund - Fidelity Freedom 2005 Fund - Retail Class	Jul. 15, 2022
Bar Chart Table:
Annual Return 2012	8.82%
Annual Return 2013	8.01%
Annual Return 2014	4.50%
Annual Return 2015	(0.33%)
Annual Return 2016	5.91%
Annual Return 2017	10.47%
Annual Return 2018	(2.59%)
Annual Return 2019	12.34%
Annual Return 2020	9.66%
Annual Return 2021	3.92%